Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Assets And Liabilities Measured At Fair Value On Recurring Basis

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2014, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2013	Fair value at December 31, 2013	Fair value measurements using

			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	9,684	9,684	—	9,684	—
Liability:
Interest rate swap contracts	6,288	6,288	—	6,288	—

	Carrying amount at December 31, 2014	Fair value at December 31, 2014	Fair value measurements using
			Level 1	Level 2	Level 3
Liability:
Interest rate swap contracts	3,364	3,364	—	3,364	—